C/FUNDS GROUP, INC.
                          P. O. Box 622
                     Venice, FL  34284-0622
                         (941) 488-6772



FILED VIA EDGAR


March 5, 2001


Securities and Exchange Commission
Filing Desk
450 5th Street NW
Washington, DC  20549

Re:  File #2-96218d, 1993 Act re. registration of
          C/FUNDS GROUP, INC.
     File #811-4246, 1940 Act re. registration of
          C/FUNDS GROUP, INC.

Dear Commission:

I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent registration statement or amendment filed February 28, 2001.

I further certify that the text of the most recent registration statement or amendment has been filed electronically with the EDGAR system.

This  certification  is to comply with the "Definitive  Material"
requirement.   If  any  further information is  required,  please
contact our office as soon as possible.

Sincerely,



Roland G. Caldwell, Jr.
President